Amounts Payable and Other Liabilities	12 Months Ended
Jul. 31, 2019
Amounts Payable And Other Liabilities
Amounts Payable and Other Liabilities
6.	Amounts Payable and Other Liabilities

	July 31, 2019	July 31, 2018
Amounts payable	$2,062	–